RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2014 Shenzhen Bozhi Consulting Co. Ltd. [Member] USD ($)	Dec. 31, 2014 Shenzhen Bozhi Consulting Co. Ltd. [Member] CNY	Dec. 31, 2013 Shenzhen Bozhi Consulting Co. Ltd. [Member] CNY	Dec. 31, 2014 Delite Limited [Member] USD ($)	Dec. 31, 2014 Delite Limited [Member] CNY	Dec. 31, 2013 Delite Limited [Member] CNY
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Balances with related party